Cover Page		12 Months Ended
	Apr. 13, 2026	Dec. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	DARÉ BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36395
Entity Tax Identification Number	20-4139823
Entity Address, Address Line One	3655 Nobel Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	926-7655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	DARE
Entity Emerging Growth Company	false
Entity Central Index Key	0001401914
Amendment Flag	false
Current Fiscal Year End Date		--12-31